Net Transfers Between Affiliated Plans (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 001
EBP, Schedule of Allocation, Income and Change in Plan Equity [Line Items]
Net transfers between affiliated plans (note 8)	$ 0.6